UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
February 28, 2009 (Unaudited)

			Shares	Value
COMMON STOCKS - 67.14%
Airlines - 2.24%
Continental Airlines, Inc. (a)			30,600	$306,612
JetBlue Airways Corp. (a)			78,400	298,704
US Airways Group, Inc. (a)			49,700	141,645
				746,961
Auto Components - 0.86%
Exide Technologies (a)			88,000	286,880

Biotechnology - 1.76%
Amgen, Inc. (a)			12,000	587,160

Chemicals - 1.88%
EI Du Pont de Nemours & Co.			15,100	283,276
Sociedad Quimica y Minera de Chile SA - ADR			12,000	345,840
				629,116
Communications Equipment - 1.95%
Cisco Systems, Inc. (a)			25,500	371,535
Juniper Networks, Inc. (a)			19,800	281,358
				652,893
Computers & Peripherals - 4.92%
Apple Computer, Inc. (a)			5,800	517,998
EMC Corp. (a)			46,000	483,000
International Business Machines Corp.			7,000	644,210
				1,645,208
Construction & Engineering - 1.00%
Fluor Corp.			10,000	332,500

Construction Materials - 0.73%
Cemex S.A. de C.V. - ADR (a)			45,000	242,550

Diversified Financial Services - 0.14%
Shariah Capital Inc. (a)			25,000	46,250

Electric Utilities - 0.84%
Enersis SA - ADR			19,500	281,190

Energy Equipment & Services - 2.14%
ENSCO International, Inc.			12,000	294,960
Transocean Ltd. (a)			7,000	418,390
				713,350
Food & Staples Retailing - 2.23%
Costco Wholesale Corp.			9,000	381,060
Wal-Mart de Mexico SAB de CV (a)			196,000	362,600
				743,660
Hotels, Restaurants & Leisure - 1.28%
McDonald's Corp.			8,200	428,450

Household Durables - 2.63%
MDC Holdings, Inc.			7,200	181,656
Pulte Homes, Inc.			32,000	293,760
Ryland Group, Inc.			15,000	211,950
Toll Brothers, Inc. (a)			12,000	190,200
				877,566
Insurance - 1.33%
Travelers Companies, Inc.			12,300	444,645

Internet Software & Services - 2.02%
Google, Inc. (a)			2,000	675,980

IT Services - 1.18%
Mastercard, Inc.			2,500	395,075

Machinery - 1.01%
Deere & Co.			12,300	338,127

Media - 0.84%
The Walt Disney Co.			16,800	281,736

Metals & Mining - 14.54%
Agnico-Eagle Mines Ltd.			3,000	149,580
Barrick Gold Corp.			27,000	815,400
BHP Billiton Ltd. - ADR			7,500	273,150
Carpenter Technology			18,500	253,450
Cia de Minas Buenaventura SA - ADR			37,500	722,250
Cia Vale do Rio Doce - ADR			22,000	283,580
Freeport-McMoRan Copper & Gold, Inc.			9,500	288,990
Newmont Mining Corp.			20,000	832,600
Nucor Corp.			7,000	235,550
Rio Tinto PLC - ADR			5,800	591,600
Taseko Mines Ltd. (a)			477,000	410,220
				4,856,370
Multiline Retail - 2.68%
Family Dollar Stores, Inc.			32,600	894,544

Multi-Utilities - 1.21%
Consolidated Edison, Inc.			11,200	405,552

Oil, Gas & Consumable Fuels - 4.40%
Exxon Mobil Corp.			6,000	407,400
Hugoton Royalty Trust			22,300	221,439
Occidental Petroleum Corp.			8,000	414,960
XTO Energy, Inc.			13,500	427,410
				1,471,209
Pharmaceuticals - 0.90%
Eli Lilly & Co.			10,200	299,676

Real Estate Management & Development - 0.74%
The St. Joe Co. (a)			13,500	248,265

Road & Rail - 3.82%
Landstar System, Inc.			17,900	566,535
Old Dominion Freight Line (a)			19,600	427,084
Union Pacific Corp.			7,500	281,400
				1,275,019
Semiconductor & Semiconductor Equipment - 3.73%
Applied Materials, Inc.			46,000	423,660
Intel Corp.			35,000	445,900
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR			50,000	377,000
				1,246,560
Software - 0.99%
Check Point Software Technologies (a)			15,000	329,550

Specialty Retail - 1.04%
Lowe's Cos, Inc.			22,000	348,480

Textiles, Apparel & Luxury Goods - 0.14%
Under Armour, Inc. (a)			3,300	47,487

Thrifts & Mortgage Finance - 0.25%
Washington Federal, Inc.			7,400	84,286

Trading Companies & Distributors - 1.72%
W.W. Grainger, Inc.			8,700	575,592

TOTAL COMMON STOCKS (Cost $25,000,259)				22,431,887

EXCHANGE-TRADED FUNDS - 10.49%
iShares MSCI Mexico Index Fund			8,200	195,816
iShares Silver Trust (a)			35,000	450,800
Market Vectors Agribusiness (a)			28,000	743,120
Retail HOLDRs Trust			20,000	1,326,000
SPDR Gold Trust (a)			8,500	787,355

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,369,176)				3,503,091

			Principal
			Amount	Value
CORPORATE BONDS - 0.13%
Kimball Hill, Inc.
10.500%, 12/15/2012			4,286,000	42,860

TOTAL CORPORATE BONDS (Cost $128,580)				42,860

			Contracts
PURCHASED CALL OPTIONS - 0.54%
SPDR Gold Trust
Expiration: April 2009, Exercise Price: $105.00			1,000	182,000

TOTAL PURCHASED CALL OPTIONS (Cost $363,005)				182,000

			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 13.53%
AIM STIT-Treasury Portfolio
0.174% (c)			4,519,740	4,519,740

TOTAL SHORT TERM INVESTMENTS (Cost $4,519,740)				4,519,740

Total Investments (Cost $33,380,760) - 91.83%				30,679,578
Other Assets in Excess of Liabilities - 8.17%				2,730,725
TOTAL NET ASSETS - 100.00%				$33,410,303

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate as of February 28, 2009.

Marketfield Fund
Schedule of Securities Sold Short
February 28, 2009 (Unaudited)

			Shares	Value
iShares Barclays 20+ Year Treasury Bond Fund (1)			11,000	$1,120,680
iShares MSCI Germany Index Fund (1)			66,000	890,340
iShares S&P Europe 350 Index Fund (1)			41,800	991,496
Legg Mason, Inc.			20,000	256,600
The Macerich Co.			27,500	314,050
Market Vectors - Russia ETF (1)			5,000	57,900
Marriott International, Inc. - Class A			12,500	177,000
Nasdaq Stock Market, Inc.			15,000	313,500
Piper Jaffray Cos.			15,000	329,850
Polo Ralph Lauren Corp.			10,000	344,700
Raymond James Financial, Inc.			20,000	279,200
Starwood Hotels & Resorts Worldwide Inc.			10,000	115,900
Total Securities Sold Short (Proceeds $5,889,238)				$5,191,216

(1)	Exchange-Traded Fund

The cost basis of investments for federal income tax purposes at February 28, 2009
	was as follows*:

	Cost of investments			$33,380,760
Gross unrealized appreciation on investments				1,317,159
Gross unrealized appreciation on short positions				700,183
	Gross unrealized appreciation on options			(181,005)
Gross unrealized depreciation on investments				(3,837,336)
Gross unrealized depreciation on short positions				(2,161)
	Net unrealized depreciation			$(2,003,160)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Invesments in Securities	$30,636,718	42,860	-	$30,679,578

Other Financial Instruments*	$698,022	-	-	$698,022

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options, and  securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                April 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                 April 21, 2009

By        /s/ John Buckel
John Buckel, Treasurer

Date                 April 22, 2009